J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.11

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on closed-end second lien mortgage loans acquired by J.P.Morgan Mortgage Acquisition Corp.. The review included a total of 2033 newly originated residential mortgage loans, in connection with the securitization identified as JPMMT 2024-CES2 (the “Securitization”). The Review was conducted from January 2024 through August 2024 on mortgage loans originated between November 2022 and July 2024.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

  QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible
j.	General QM for any loans originated under the GQM Rule
i.	Pricing Thresholds:
a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and
ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.
ii.	Consider Income and Assets:
o	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;
o	The consumer’s debt obligations, alimony, child support; and
o	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.	Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;
iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;
iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;
v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and
vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure
d.	Comprehensive review of Closing Disclosure to determine transaction accuracy
e.	Recalculation of APR and Finance Charge
f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees
g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure
h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing
i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the one thousand two thousand and thirty-three (2033) mortgage loans reviewed, four hundred twenty-one (421) unique mortgage loans (20.71% by loan count) had a total of five hundred eight-four (584) discrepancies across thirty-two (32) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Qualifying Housing Debt Income Ratio	121	20.72%
Qualifying Total Debt Income Ratio	102	17.47%
Qualifying CLTV	82	14.04%
Borrower 1 FTHB	54	9.25%
Borrower 1 Origination FICO	31	5.31%
Qualifying HLTV	30	5.14%
Borrower 1 Self-Employment Flag	26	4.45%
Qualifying FICO	25	4.28%
Qualifying LTV	16	2.74%
Borrower 1 SSN	11	1.88%
Property City	10	1.71%
Borrower 2 Origination FICO	9	1.54%
Borrower 2 Self-Employment Flag	8	1.37%
Borrower 1 Birthdate	5	0.86%
Occupancy	5	0.86%
Borrower 1 Last Name	5	0.86%
Primary Appraised Property Value	4	0.68%
Borrower 1 Citizen	4	0.68%
Note Date	4	0.68%
Property Address	3	0.51%
Qualifying Interest Rate	3	0.51%

Number of Units	3	0.51%
Borrower 1 First Name	3	0.51%
Property Zip Code	3	0.51%
Borrower 2 Last Name	3	0.51%
Borrower 2 SSN	3	0.51%
Initial Monthly P&I Or IO Payment	3	0.51%
Property State	2	0.34%
Amortization Term	2	0.34%
Borrower 2 Birthdate	2	0.34%
Property County	1	0.17%
Borrower 2 First Name	1	0.17%
Grand Total	584	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

* Secondary property valuation was not part of the property review scope for these second lien mortgage loans. As a result, the reported loan level property review grades have been defaulted to “NA”. Defaulting the loan level property review grades to “NA” does not affect the respective overall loan grades.

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	% by Loan Count
A	1997	$189,540,929.00	98.23%
B	36	$6,781,423.00	1.77%
C	0	$0.00	0%
D	0	$0.00	0%
Total	2033	$196,322,352.00	100.00%

Credit Results:
Event Grade	Loan Count	% by Loan Count
A	2000	98.38%
B	33	1.62%
C	0	0%
D	0	0%
Total	2033	100.00%

Compliance Results:
Event Grade	Loan Count	% by Loan Count
A	2029	99.80%
B	4	0.20%
C	0	0%
D	0	0%
Total	2033	100.00%

Valuation Results: *Valuation review was not performed on the sample population
Event Grade	Loan Count	% by Loan Count
A	0	0%
B	0	0%
C	0	0%
D	0	0%
Total	0	0%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	1133
		Third Party Fraud Report not Provided	578
		Audited DTI Exceeds Guideline DTI	49
		HO6 Master Insurance Policy is Missing	47
		Property/Appraisal General	39
		Missing Letter of Explanation (Credit)	30
		Borrower 1 Gap Credit Report is Missing	24
		Borrower 1 3rd Party VOE Prior to Close Missing	22
		Hazard insurance dwelling coverage is not sufficient	22
		Income and Employment Do Not Meet Guidelines	21
		Housing History Does Not Meet Guideline Requirements	17
		Citizenship Documentation Not Provided	16
		Potential Fraud Reflected on Fraud Report	16
		Missing VOM or VOR	16
		Hazard Insurance Effective Date is after the Disbursement Date	15
		Approval/Underwriting Summary Not Provided	14
		Fraud Report Shows Uncleared Alerts	13
		Title Coverage is Less than Subject Lien	11
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	11
		Verification of Borrower Liabilities Missing or Incomplete	10
		Property Title Issue	10
		Missing Trust Agreement	9
		Missing income documentation	9
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	9
		Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	9
		The Final 1003 is Missing	9
		Hazard Insurance Policy is Partial	9
		Missing Lender Income Calculation Worksheet	8
		Borrower 2 3rd Party VOE Prior to Close Missing	8
		The Deed of Trust is Incomplete	7
		HOA Questionnaire is Missing	7
		Borrower 1 WVOE Missing	6
		Borrower 1 Credit Report is Incomplete	6
		Missing letter of explanation	6
		Borrower 2 Gap Credit Report is Missing	6
		Title Document is Partially Present	6
		Income/Employment General	6
		Borrower 1 Personal Tax Returns Missing	5
		Borrower 2 Executed 4506-T Missing	5
		The Final 1003 is Incomplete	5
		Audited CLTV Exceeds Guideline CLTV	5
		Audited HCLTV Exceeds Guideline HCLTV	5
		Appraisal incomplete (missing map, layout, pages, etc.)	5
		Missing Divorce Decree	5
		OFAC Check Not Completed and/or Cleared	4
		Missing Letter of Explanation (Income)	4
		The Deed of Trust is Missing	4
		Borrower information on 1003 is incomplete	4
		No evidence of required debt payoff	4
		Condo Approval Missing	4
		Subject property appraisal is not on an as-is basis (Primary Value)	4
		Hazard Insurance Policy is Missing	4
		Borrower 2 Paystubs Missing	4
		Borrower 2 Citizenship Documentation Not Provided	4
		All Interested Parties Not Checked with Exclusionary Lists	4
		PUD Rider is Missing	3
		Borrower 1 Executed 4506-T Missing	3
		Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	3
		Hazard Insurance Expiration Date is before the Note Date	3
		Mortgage history for primary residence less than 12 months	3
		Borrower 1 W2/1099 Missing	3
		The appraiser was not licensed (Primary Value)	3
		Borrower 1 IRS Transcripts Missing	3
		Borrower 2 IRS Transcripts Missing	3
		Income 2 Income Trend is Decreasing	3
		Approval/Underwriting Summary Partially Provided	3
		Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	3
		The Initial 1003 is Missing	2
		1-4 Family Rider is Missing	2
		Borrower 2 Personal Tax Returns Missing	2
		Missing Payment History	2
		DTI exceeds program maximum	2
		Missing Property Tax Cert	2
		Employment Gaps in Employment Without Sufficient Explanation	2
		Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	2
		Satisfactory Chain of Title not Provided	2
		Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	2
		Appraisal is Missing	2
		Appraisal is Expired	2
		Borrower 1 Tax Returns Not Signed	2
		Flood Insurance Expiration Date is before the Note Date	2
		Missing Income - Award Letter	2
		Borrower 1 Award Letter Missing	2
		Title Document Missing	2
		Borrower 2 W2/1099 Missing	2
		Flood Insurance Policy Missing	2
		Income 1 Income Trend is Decreasing	2
		Missing Verification of Mortgage	2
		Missing Lease Agreement	1
		Asset Qualification Does Not Meet Guideline Requirements	1
		VOE performed more than 10 days prior to closing	1
		Flood Insurance Policy Partially Provided	1
		Borrower 1 Credit Report is Expired	1
		Borrower 2 Tax Returns Not Signed	1
		Was lowest appraised value used to qualify is No	1
		Asset 1 Missing	1
		Delinquent Credit History Does Not Meet Guideline Requirements	1
		Income 3 Months Income Verified is Missing	1
		Missing Income - Business Tax Returns	1
		Audited Reserves are less than Guideline Required Reserves (Number of Months)	1
		The Note is Incomplete	1
		Audited FICO is less than Guideline FICO	1
		Borrower 1 Credit Report is Missing	1
		Missing VVOE dated within 10 days consummation	1
		HO6 Master Insurance Policy is Partial	1
		Borrower 1 Lease Agreements Missing	1
		SCIF Form Missing	1
		Lien position GREATER than 2	1
		Subordinate lien does not meet guideline requirements	1
		Loan does not conform to program guidelines	1
		Missing Income - Bank Statements	1
		Credit History - Derogatory Accounts Without Sufficient Explanation	1
		Borrower 2 Award Letter Missing	1
		Overdraft/NSF Count Exceeds Tolerance	1
		Missing Latest/Final Application Document	1
		Borrower 1 Business Bank Statements Missing	1
		The Note is Missing	1
		Potential Occupancy/Current Address Issues identified in the file	1
		Third Party Fraud Report Partially Provided	1
		Property is listed for sale	1
		Business Purpose Affidavit/Disclosure Missing	1
		Borrower 1 Business Tax Returns Missing	1
		Trust/POA Does Not Meet Guideline Requirements	1
		Borrower 1 CPA Letter Missing	1
		ATR: Reasonable Income or Assets Not Considered	1
		Missing Credit Report Supplement	1
		Borrower 1 YTD Profit & Loss Missing	1
		Asset 2 Missing	1
		Audited Loan Amount is less than Guideline Maximum Loan Amount	1
		Total Credit Grade (A) Exceptions:	2432
	B	Borrower 1 Gap Credit Report is Missing	6
		Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	4
		Audited Loan Amount is less than Guideline Maximum Loan Amount	3
		Condo Approval Missing	2
		Income and Employment Do Not Meet Guidelines	2
		Missing Letter of Explanation (Credit)	2
		Property/Appraisal General	2
		Borrower 1 Credit Report is Incomplete	1
		Income/Employment General	1
		HOA Questionnaire is Incomplete	1
		Audited DTI Exceeds Guideline DTI	1
		Neighborhood Location Not Allowed for Program	1
		Borrower 1 Gap Credit Report is Incomplete	1
		Hazard Insurance Policy is Partial	1
		Property Zoning Does Not Meet Program Requirements	1
		Audited Loan Amount is greater than Guideline Minimum Loan Amount	1
		Approval/Underwriting Summary Partially Provided	1
		Audited CLTV Exceeds Guideline CLTV	1
		Audited HCLTV Exceeds Guideline HCLTV	1
		Property Damage	1
		Credit history does not meet guidelines	1
		Hazard Insurance Effective Date is after the Disbursement Date	1
		Appraisal is Expired	1
		Borrower 2 Gap Credit Report is Missing	1
		Total Credit Grade (B) Exceptions:	38

Compliance	A	Higher-Priced Mortgage Loan Test	1349
		No Compliance Findings	649
		CA AB 260 Higher-Priced Mortgage Loan Test	164
		NC Rate Spread Home Loan Test	38
		MD COMAR Higher-Priced Mortgage Loan Test	38
		MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	23
		OK HOEPA Higher-Priced Mortgage Loan Test	18
		CT Nonprime Home Loan Test	17
		TILA Right of Rescission Test	10
		Right of Rescission is Missing	10
		Qualified Mortgage Safe Harbor Threshold	6
		Loan Originator NMLS Status is Not Active	3
		Missing QM/ATR Checklist	3
		Qualified Mortgage APR Threshold Test	2
		Qualified Mortgage Lending Policy Points and Fees Test	2
		Non-Borrower Title Holder Did Not Receive Right of Rescission Form	2
		Missing Note	2
		Closing Disclosure is Not Executed	2
		Late Charge Percent is greater than 6%	2
		GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test	2
		Borrower(s) did not receive 3 days right of rescission	2
		Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	1
		Right of Rescission is Not Executed	1
		RESPA Homeownership Counseling Organizations Disclosure Date Test	1
		NJ HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test	1
		TILA Finance Charge Test	1
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	1
		TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test	1
		IL Cook County Threshold Loan Points and Fees Test	1
		TRID: Missing Closing Disclosure	1
		Missing Mortgage	1
		Right of Rescission is Partially Provided	1
		Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	1
		TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	1
		Missing Note data	1
		TRID Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test	1
		Loan Origination Company NMLS Status is Not Active	1
		NC SB 1149 High Cost Home Loan Points and Fees Test	1
		Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1
		Mortgage not properly executed	1
		Total Compliance Grade (A) Exceptions:	2363
	B	TILA Finance Charge Test	3
		Incorrect rescission model used - RTC form model G-5 or G-7 used for non-HELOC loan	1
		Total Compliance Grade (B) Exceptions:	4

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.